SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2012
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION

As of and for the years ended December 31, 2012, 2011 and 2010

					Incurred losses
	Deferred policy	Unpaid losses	Unearned	Net	and settlement
(in thousands)	acquisition	and settlement	premiums,	premiums	expenses
Segment	costs	expenses, gross	gross	earned	current year

Year ended December 31, 2012

Casualty segment	$19,673	$955,730	$199,672	$267,697	$184,555
Property segment	14,523	169,250	103,854	202,402	132,507
Surety segment	18,148	33,503	65,820	106,472	19,166

RLI Insurance Group	$52,344	$1,158,483	$369,346	$576,571	$336,228

Year ended December 31, 2011

Casualty segment	$18,507	$973,077	$171,768	$236,198	$168,983
Property segment	14,474	133,861	103,346	203,660	120,422
Surety segment	19,124	43,776	66,153	98,594	20,740

RLI Insurance Group	$52,105	$1,150,714	$341,267	$538,452	$310,145

Year ended December 31, 2010

Casualty segment	$13,439	$1,005,935	$157,249	$232,047	$179,463
Property segment	12,658	134,691	93,265	181,645	90,734
Surety segment	14,145	33,317	51,023	79,690	14,378

RLI Insurance Group	$40,242	$1,173,943	$301,537	$493,382	$284,575

NOTE 1: Investment income is not allocated to the segments, therefore net investment income has not been provided.

See the accompanying report of independent registered public accounting firm on page 49 of this report.

	Incurred
	losses and
	settlement	Policy	Other	Net
(in thousands)	expenses	acquisition	operating	premiums
Segment	prior year	costs	expenses	written

Year ended December 31, 2012

Casualty segment	$(40,449)	$76,765	$21,387	$284,058
Property segment	(16,800)	60,070	14,933	202,971
Surety segment	(7,334)	59,527	8,651	106,057

RLI Insurance Group	$(64,583)	$196,362	$44,971	$593,086

Year ended December 31, 2011

Casualty segment	$(83,892)	$67,495	$22,215	$238,611
Property segment	(18,453)	57,878	13,481	210,904
Surety segment	(7,716)	58,495	8,616	100,123

RLI Insurance Group	$(110,061)	$183,868	$44,312	$549,638

Year ended December 31, 2010

Casualty segment	$(64,602)	$59,628	$20,474	$223,253
Property segment	(8,271)	52,847	12,042	179,899
Surety segment	(10,370)	44,419	6,068	81,988

RLI Insurance Group	$(83,243)	$156,894	$38,584	$485,140

See the accompanying report of independent registered public accounting firm on page 49 of this report.